NOTE 4 – ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - ACQUISITIONS - Whisl Consideration
May 13,
Fair Value of Consideration:	2022
Cash	$1,000,000
Payable to seller	250,000
1,461,653 shares of common stock	550,000
Total Purchase Price	$1,800,000

NOTE 4 - ACQUISITIONS - Smartbiz Consideration
June 1,
Fair Value of Consideration:	2022
Cash	$725,000
Payable to seller	75,000
2,850,330 shares of common stock	1,000,000
Total Purchase Price	$1,800,000

NOTE 4 - ACQUISITIONS - Whisl Assets and Liabilities Acquired

Total purchase price	$1,800,000
Cash	141,113
Accounts receivable	109,762
Total identifiable assets	250,875

Accounts payable	(241,426)
Other current liabilities	(2,075)
Total liabilities assumed	(243,501)
Net assets	7,374

Non-controlling interest	3,613
Total net assets	3,761
Goodwill	$1,796,239

NOTE 4 - ACQUISITIONS - Smartbiz Assets and Liabilities Acquired

Total purchase price	$1,800,000
Cash	19,755
Accounts receivable	789,515
Total identifiable assets	809,270

Accounts payable	(807,265)
Other current liabilities	(76,839)
Total liabilities assumed	(884,104)
Net assets	(74,834)

Non-controlling interest	(36,669)
Total net assets	(38,165)
Goodwill	$1,838,165

NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations

	Nine Months Ended
	September 30,
	2022	2021
Revenues	$69,165,130	$59,028,492
Cost of revenues	66,683,557	56,430,726
Gross profit	2,481,573	2,597,766

Operating expenses	4,322,526	4,724,857
Operating loss	(1,840,953)	(2,127,091)

Other expense	(38,073)	(820,593)

Net Loss	$(1,879,026)	$(2,947,684)

December 31,
2020
Revenues	$55,784,168
Cost of revenues	54,631,017
Gross profit	1,153,151

Operating expenses	4,224,903
Operating loss	(3,071,752)

Other expense	(3,487,315)
Net Loss	$(6,559,067)